Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of inventories

	December 31, 2023	December 31, 2022
Finished products
Iron Ore Solutions	2,457	2,126
Energy Transition Metals	640	651
	3,097	2,777

Work in progress	567	800
Consumable inventory	1,159	1,010

Net realizable value provision (i)	(139)	(105)
Total of inventories	4,684	4,482
(i)	In 2023, the effect of provision for net realizable value was US$54 (2022: US$44).